PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	December 31,	December 31,
	2023	2024
Buildings	$978,924	$967,761
Leasehold improvements	44,275	188,780
Machinery and equipment	2,213,281	2,497,250
Furniture, fixtures and office equipment	178,455	192,081
Motor vehicles	14,768	15,678
Freehold land	45,397	56,234
Total costs	3,475,100	3,917,784
Accumulated depreciation	(1,061,281)	(1,322,347)
Subtotal	2,413,819	2,595,437
Construction in progress	674,623	579,206
Property, plant and equipment, net	$3,088,442	$3,174,643